PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:- PROPERTY AND EQUIPMENT, NET

	December 31,
	2023	2022

Cost:
Computers and peripheral equipment	$91.0	$78.1
Office furniture and equipment	12.2	7.8
Building	78.7	78.7
Leasehold improvements	32.1	30.9

	214.0	195.5
Accumulated depreciation	133.6	112.7

Property and equipment, net	$80.4	$82.8